WHITEHALL LIMITED, INC.

290 COCOANUT AVENUE

SARASOTA, FLORIDA 34236

September 13, 2006

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-7010

Attention:	Patricia Armelin, Staff Accountant

Mail Stop 7010

Re:	Whitehall Limited, Inc. (the “Company”)

Form 8-K — Item 4.01

Filed September 7, 2006

File No. 0-29027

Dear Ms. Armelian:

The purpose of this letter is to respond to the Staff’s comment letter of September 13, 2006 (the “Comment Letter”), to the Company with respect to the above-referenced filing. Set forth below in bold is the comment from the Comment Letter, followed by the Company’s response. The Company is filing a Form 8-K/A—Amendment No. 2 (“Amendment No. 2”) concurrently herewith.

1.	Amend the report to include all of the information required by Item 304 Regulation S-B. Specifically, the disclosure should state whether during your two most recent fiscal years and any subsequent period through the date of resignation there were any disagreements with the former accountant on any matter of the accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports. In the event of the disagreement(s) and/or reportable event(s), provide the specific disclosures required by Item 304(a)(I)(iv) of Regulation S-B. Please amend your report, file the amendment under cover of Form 8-KA and include Item 4 designation. Please also include the letter from your former accountants filed as an Exhibit 16.

Amendment No. 2, which is being filed concurrently herewith, amends the report to include all of the information required by Item 304 Regulation S-B. The letter from the Company’s former accountant is attached as Exhibit 16.1 thereto.

*****

In connection with the Company’s response to the Comment Letter, the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

Securities and Exchange Commission

September 13, 2006

Page -2-

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (941) 954-1181 should you have any questions regarding this response.

Very truly yours,

Whitehall Limited, Inc.

/s/ Ron Mustari
Ron Mustari
President and Chief Executive Officer